Due to banks and correspondents - Disclosure detail of dues to banks and correspondents (Parenthetical) (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Dues To Banks And Correspondents [Line Items]
Interest payable	S/ 128,047,000	S/ 106,145,000
Notional amount	13,070,956,000	10,634,546,000
COFIDE [Member] | Currency Repurchase Obligations [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Notional amount	42,461,000
COFIDE [Member] | Peruvian Sovereign Bonds And Certificate Of Deposits [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Repurchase obligations	1,632,915,000	3,143,529,000
COFIDE [Member] | Debit in local Currency [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Repurchase obligations	123,772,000	540,158,000
Interest payable	S/ 85,000	S/ 114,000
COFIDE [Member] | Bottom of range [member] | Peruvian Sovereign Bonds And Certificate Of Deposits [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate	5.16%	0.50%
Borrowings maturity	January 2025 and March 2025
COFIDE [Member] | Bottom of range [member] | Promotional Credit Lines [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate	5.81%	5.81%
Borrowings maturity	December 2029	December 2029
COFIDE [Member] | Bottom of range [member] | Debit in local Currency [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate	0.50%	0.50%
Borrowings maturity	May 2025 and November 2025	July 2024 and November 2025
COFIDE [Member] | Top of range [member] | Peruvian Sovereign Bonds And Certificate Of Deposits [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Repurchase obligations	S/ 13,489,000	S/ 59,864,000
Borrowings Effective Annual Interest Rate	5.46%	7.33%
COFIDE [Member] | Top of range [member] | Promotional Credit Lines [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate	11.11%	10.62%
Borrowings maturity	October 2034	October 2034
FMV Loans [Member] | Promotional Credit Lines [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate	7.75%	7.75%
FMV Loans [Member] | Bottom of range [member] | Promotional Credit Lines [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate	5.00%	5.00%
Borrowings maturity	January 2025	January 2024
FMV Loans [Member] | Top of range [member] | Promotional Credit Lines [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate	8.30%	8.30%
Borrowings maturity	July 2053	December 2048